Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Current tax:
Current tax for the year	78	70	73
Adjustments in respect of prior years	(64)	7	11
Total current tax	14	77	84
Deferred tax:
Deferred tax for the year	(36)	(31)	(58)
Adjustments in respect of prior years	32	(2)	(8)
Total deferred tax	(4)	(33)	(66)
Income tax charge	10	44	18

Schedule of reconciliation of income tax charge and the profit/(loss) before tax multiplied by the Group’s domestic tax rate

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Profit/(loss) before tax	23	(240)	(274)

Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2019: 24.94%; 2018: 26.01%)	6	(60)	(71)
Tax losses for which no deferred income tax asset was recognized	1	32	—
Re-measurement of deferred taxes	—	(2)	1
Adjustment in respect of prior years	(32)	5	3
Income subject to state and other local income taxes	5	11	12
Income taxed at rates other than standard tax rates	5	7	5
Non-deductible items	13	48	55
Other	12	3	13
Income tax charge	10	44	18